Deferred and current taxation - Effective corporation tax rate (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciles the statutory rate of Irish corporation tax to the Company's effective corporation tax rate
Statutory rate of Irish corporation tax	12.50%	12.50%	12.50%
Adjustments for earnings taxed at lower rates	(2.90%)	(2.20%)	(0.10%)
Other differences	0.40%	0.20%	(0.80%)
Total effective rate of taxation	10.00%	10.50%	11.60%